Principal Activities and Organization - Schedule of Principal Subsidiaries and Consolidated VIE (Detail)	12 Months Ended
Dec. 31, 2020
FinVolution (HK) LIMITED [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 12, 2012
Place of incorporation	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Aug. 21, 2012
Place of incorporation	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 05, 2017
Place of incorporation	Shanghai, China
Shanghai Manyin Information Technology Co., Ltd. [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Feb. 12, 2018
Place of incorporation	Shanghai, China
Hainan Shanghu Information Technology Company Limited [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Aug. 01, 2018
Place of incorporation	Hainan, China
Consolidated VIEs' [Member] | Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jun. 15, 2012
Place of incorporation	Beijing, China
Consolidated VIEs' [Member] | Shanghai Zihe Information Technology Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jul. 06, 2017
Place of incorporation	Shanghai, China
Consolidated VIEs' [Member] | Shanghai Nianqiao Technology Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Aug. 08, 2018
Place of incorporation	Shanghai, China
Consolidated VIEs' [Member] | Shanghai Ledao Technology Co., Ltd. [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jan. 10, 2019
Place of incorporation	Shanghai, China
Consolidated VIEs' [Member] | Chengdu Yougao Information Technology Co Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Dec. 26, 2019
Place of incorporation	Chengdu, China
Consolidated VIEs' principal subsidiaries [Member] | Shanghai PPDai Financial Information Services Co.,Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Jan. 18, 2011
Place of incorporation	Shanghai, China
Consolidated VIEs' principal subsidiaries [Member] | Shanghai Erxu Information Technology Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Apr. 28, 2018
Place of incorporation	Shanghai, China
Consolidated VIEs' principal subsidiaries [Member] | Fujian Zhiyun Financing Guarantee Co., Ltd [Member]
Principal Activities And Reorganization [Line Items]
Percentage of direct or indirect ownership	100.00%
Date of incorporation	Nov. 21, 2019
Place of incorporation	Fujian, China